SUPPLEMENT DATED OCTOBER 12, 2004
                                     TO THE
                        PROSPECTUS DATED OCTOBER 4, 2004
                                       FOR
                  PERSPECTIVE II(R) FIXED AND VARIABLE ANNUITY

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

This supplement updates the prospectus. Please read and keep it together with your copy of the prospectus for future reference.

For contracts distributed through A.G. Edwards, the following features will not be available:

4% For Life Guaranteed Minimum Withdrawal Benefit
5% For Life Guaranteed Minimum Withdrawal Benefit

(To be used with VC4224 Rev. 10/04.)

                                                                     V5881 10/04